Cover	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Document Type	DEFR14A
Entity Registrant Name	KIMBERLY CLARK CORP
Entity Central Index Key	0000055785
Amendment Flag	true
Amendment Description	Kimberly-Clark is filing the attached revised Definitive Proxy Statement on Schedule 14A to correct inadvertent EDGAR conversion errors in the original filing. These include, in the “Pay Versus Performance” table on page 85, decimal point errors for each value shown in the following two columns: (1) “Value of Initial Fixed $100 Investment Based on KMB TSR” and (2) “Value of Initial Fixed $100 Investment Based on S&P 500 Consumer Staples Group TSR.” The revised filing includes the entire revised Definitive Proxy Statement text.